Net Debt - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of comparative information prepared under previous GAAP [line items]
Net debt	$ 2,529	$ 2,665	$ 1,965
Intercontinental San Juan [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Lease termination	90
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Net debt	$ 2,375	$ 2,241